Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2016
Significant Accounting Policies [Abstract]
Revenue from Major Customers
Customers individually accounting for more than 10% of the Company's revenues during the six-month periods ended June 30, 2016 and 2015, were:
Customer	2016	2015
A	20%	-
B	15%	-
C	10%	-
D	-	100%
Total	45%	100%